SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunds received)	€ 377	€ 289	€ 407
Interest paid	124	87	49
Interest received	10	17	12
Financing lease obligations incurred	192	203	427
Operating lease obligations incurred	317	3,483
Operating cash flow used in operating leases	941
Operating cash flow used in finance leases	18
Financing cash flow used in finance leases	€ 321	€ 396	€ 358